Document and Entity Information	Sep. 21, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000701985
Document Type	8-K
Document Period End Date	Sep. 21, 2026
Entity Registrant Name	Bath & Body Works, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-8344
Entity Tax Identification Number	31-1029810
Entity Address, Address Line One	Three Limited Parkway
Entity Address, City or Town	Columbus
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43230
City Area Code	(614)
Local Phone Number	415-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.50 Par Value
Trading Symbol	BBWI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false